Subsequent Events - Additional Information (Details) - Subsequent Event	Mar. 18, 2019 $ / shares shares
Subsequent Event [Line Items]
Dividend approved date	Mar. 18, 2019
Cash dividend per share	$ 0.0333
Dividend record date	Mar. 28, 2019
American Depositary Shares
Subsequent Event [Line Items]
Cash dividend per share	$ 0.10
Number of ordinary shares | shares	3